FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Other comprehensive income	$ 13.6
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Other comprehensive income	(13.6)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	5.4
Unhedged acquisitions of tangible and intangible assets	$ 9.9
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	92.70%	84.90%
Long-term debt, floating-rate debt (in percent)	7.30%	15.10%
100 basis-point variance
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Estimated sensitivity on interest payments	$ 4.9